CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 51,816	$ 29,295
Bank deposits	3,521	17
Financial assets at fair value through profit or loss		481
Trade receivables	30,098	28,655
Prepaid expenses and other receivables	4,292	5,521
Inventory	8,763	6,526
Total current assets	98,490	70,495
NON-CURRENT ASSETS:
Restricted cash	16,161	16,164
Fixed assets	506	511
Right-of-use assets	4,294	5,192
Intangible assets	84,222	87,879
Total non-current assets	105,183	109,746
TOTAL ASSETS	203,673	180,241
CURRENT LIABILITIES:
Accounts payable	13,306	11,553
Lease liabilities	1,692	1,710
Allowance for deductions from revenue	26,096	18,343
Accrued expenses and other current liabilities	23,162	24,082
Payable in respect of intangible asset purchase	14,916	17,547
Total current liabilities	79,172	73,235
NON-CURRENT LIABILITIES:
Borrowing	83,159	81,386
Payable in respect of intangible assets purchase	8,035	7,199
Lease liabilities	2,976	3,807
Royalty obligation	750	750
Total non-current liabilities	94,920	93,142
TOTAL LIABILITIES	174,092	166,377
EQUITY:
Ordinary shares	1,311	1,054
Additional paid-in capital	354,442	293,144
Accumulated deficit	(326,172)	(280,334)
TOTAL EQUITY	29,581	13,864
TOTAL LIABILITIES AND EQUITY	$ 203,673	$ 180,241